Income Tax (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax
Book income	$ (420,400)	$ (550,900)
Related party accrued payroll	37,500	11,000
(Gain) Loss on debt settlement	(24,200)	16,900
Stock based compensation	78,800	97,100
Interest amortization	0	6,900
Inventory write-off	7,100	0
Valuation allowance	321,200	419,000
Income tax expense	$ 0	$ 0